PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net
	December 31,
	2013	2014
	US$	US$
Computer equipment	3,118	6,001
Leasehold improvements	1,103	2,186
Electronic equipment	548	514
Office equipment	1,790	2,122
Motor vehicles	50	70

Total	6,609	10,893

Less: accumulated depreciation	(2,994)	(4,909)

Property and equipment, net	3,615	5,984